Selling Expenses - Schedule of Selling Expenses (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Selling Expenses [Abstract]
Commission expenses	$ 160,690	$ 214,057	$ 107,387
Payroll expenses	1,334,551	1,427,750	1,346,436
Marketing and Promotion expenses	269,711	34,497
Transportation expenses	208,297	374,557	286,455
Others	95,253	119,709
Total selling expenses	$ 2,068,502	$ 2,170,570	$ 1,740,278